Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	he Company’s loss before income taxes includes the following for the six months ended June 30.

	2026	2025
	(Unaudited)	(Unaudited)
Non-PRC operations	$(809,587)	$(445,352)
PRC operations	(665,341)	(571,639)
Total loss before income taxes	$(1,474,928)	$(1,016,991)

Schedule of Income Tax Expense

Income tax expense was comprised of the following for the six months ended June 30.

	2026	2025
	(Unaudited)	(Unaudited)
Current tax expense	$389	$-
Deferred tax benefit	(105,252)	(100,882)
Total income tax benefit	$(104,863)	$(100,882)

Schedule of Deferred Tax Assets and Liabilities	The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount at June 30, 2026 and December 31, 2025 as follows.

	June 30, 2026	December 31, 2025
	(Unaudited)
Deferred tax assets
Net operating loss	$123,134	$60,681
Deferred revenue	15,417	17,230
Unbilled cost	475,467	461,325
Unbilled interest	39,462	38,288
Depreciation	11,486	9,373
Software amortization	323,096	287,015
Allowance for expected credit losses	367,413	232,109
Inventories obsolescence	(6,198)	(6,509)
Unrealized losses on trading securities	2,283	1,787
Accrued bonus	46,992	45,595
Other	50,231	48,569
Total deferred tax assets	1,448,783	1,195,463
Valuation allowance	(76,599)	(15,529)
Total deferred tax assets, net	1,372,184	1,179,934
Deferred tax liabilities
Unbilled revenue	(2,344,731)	(2,264,589)
Unbilled interest income	(459,596)	(420,187)
Deferred government subsidy	(43,590)	(42,293)
Unrealized gain on short-term investment	(79,545)	(60,877)
Other	(3,864)	(8,041)
Total deferred tax liabilities	(2,931,326)	(2,795,987)
Deferred tax liabilities, net	$(1,559,142)	$(1,616,053)

Schedule of a Reconciliation of Income Tax Expense

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.

	2026		2025
	(Unaudited)		(Unaudited)
Loss before income taxes	$(1,474,928)		$(1,016,991)
Statutory tax rate of 25%	(368,732)	25.0%	(254,248)	25.0%
Reconciling items:
Tax effect of non-deductible expense	618	-%	570	(0.1)%
Tax effect of PRC preferential tax rates	1,176	(0.1)%	1,293	(0.1)%
Effect of non-PRC entities not subject to PRC tax	202,164	(13.7)%	111,338	(10.9)%
Others	59,911	(4.1)%	40,165	(3.9)%
Income tax benefit	$(104,863)	7.1%	$(100,882)	10.0%